Derivative Financial Instruments - Notional Amounts of Derivative Instruments (Detail) $ in Thousands	Sep. 30, 2015 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange contracts	$ 1,284,959